Insurance Liabilities - Individual and group retirement GMWB and GMDB (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Individual Retirement | Total | GMWB & GMDB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Fixed accounts	$ 4,498	$ 4,028
Indexed accounts	6,653	6,361
Total account values	11,151	10,389
Base reserve	999	737
Reserves related to unrealized appreciation of investments	(606)	348
Total GMWB and GMDB reserve	393	1,085
Individual Retirement | Total | Variable annuity guaranteed minimum withdrawal benefits (GMWB)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total account values	700	2,400
Individual Retirement | Fixed Annuities | GMWB & GMDB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Fixed accounts	3,990	3,541
Indexed accounts	0	0
Total account values	3,990	3,541
Base reserve	389	270
Reserves related to unrealized appreciation of investments	(298)	187
Total GMWB and GMDB reserve	$ 91	$ 457
Average attained age of contract holders by product	68 years	68 years
Individual Retirement | Fixed Index Annuities | GMWB & GMDB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Fixed accounts	$ 508	$ 487
Indexed accounts	6,653	6,361
Total account values	7,161	6,848
Base reserve	610	467
Reserves related to unrealized appreciation of investments	(308)	161
Total GMWB and GMDB reserve	$ 302	$ 628
Average attained age of contract holders by product	68 years	67 years
Individual Retirement | Variable Annuity | Variable annuity guaranteed minimum withdrawal benefits (GMWB)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total account values	$ 39,200	$ 48,400
Individual Retirement | Excess Of Account Value | Variable annuity guaranteed minimum withdrawal benefits (GMWB)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total account values	198	471
Group Retirement | Total | GMWB & GMDB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Fixed accounts	781	732
Indexed accounts	1,365	1,409
Total account values	2,146	2,141
Base reserve	194	143
Reserves related to unrealized appreciation of investments	(93)	51
Total GMWB and GMDB reserve	101	194
Group Retirement | Total | Variable annuity guaranteed minimum withdrawal benefits (GMWB)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total account values	(9)	74
Group Retirement | Fixed Annuities | GMWB & GMDB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Fixed accounts	647	603
Indexed accounts	0	0
Total account values	647	603
Base reserve	61	42
Reserves related to unrealized appreciation of investments	(11)	5
Total GMWB and GMDB reserve	$ 50	$ 47
Average attained age of contract holders by product	70 years	69 years
Group Retirement | Fixed Index Annuities | GMWB & GMDB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Fixed accounts	$ 134	$ 129
Indexed accounts	1,365	1,409
Total account values	1,499	1,538
Base reserve	133	101
Reserves related to unrealized appreciation of investments	(82)	46
Total GMWB and GMDB reserve	$ 51	$ 147
Average attained age of contract holders by product	69 years	68 years
Group Retirement | Variable Annuity | Variable annuity guaranteed minimum withdrawal benefits (GMWB)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total account values	$ 2,100	$ 2,800
Group Retirement | Excess Of Account Value | Variable annuity guaranteed minimum withdrawal benefits (GMWB)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total account values	$ 8	$ 24